Non-current deposits	12 Months Ended
Mar. 31, 2017
Non-current deposits
Non-current deposits

7               Non-current deposits

Non-current deposits consist of the following:

		March 31,
	Note	2016	2017	2017
		RMB	RMB	US$

Investment deposit	(i)	218,358	232,824	33,825
Deposit for purchase of machineries		21	4,663	677

Total non-current deposits		218,379	237,487	34,502

Note:

(i)

The Group previously entered into a Letter of Intent with a third party (the “Potential Seller”) for a potential acquisition of the equity interests in a company in the healthcare industry with a refundable earnest money deposit of US$33,660 (RMB232,824). Due to the change in circumstances, the parties entered into a subsequent agreement in May 2017 regarding the return of the earnest money deposit, with the Potential Seller providing a performance guarantee to the Company.